Consolidated Statements of Changes in Stockholders' Equity and Noncontrolling Interests (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Apr. 30, 2009
Stated interest rate (as a percent)	7.00%
8.00% Unsecured Convertible Notes
Stated interest rate (as a percent)	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%